Fair Value Measurements - Unobservable inputs (Details) - Series G Preferred Stock - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of December 31, 2021	$ 61,514
Change in fair value of Class G Common Stock included in earnings	(802)	$ 14,346
Balance as of March 31, 2022	$ 60,712	$ 61,514